Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Other accounts receivable, net
Schedule of other accounts receivables

	2023		2022
Current:
Credit cards	US$	59,675	US$	43,942
Benefits from suppliers		11,174		11,491
Other accounts receivable		4,652		4,448
Cargo clients		4,633		4,291
Affinity credit card		4,230		9,432
Travel agencies and insurance commissions		3,493		3,731
Other points of sales		1,014		1,968
Employees		777		68
Airport services		473		287
		90,121		79,658
Allowance for expected credit losses		(877)		(809)
	US$	89,244	US$	78,849

Schedule of aging of accounts receivable

	2023		2023		Total		2022		2022		Total
Days	Impaired		Not impaired		2023		Impaired		Not impaired		2022
0–30	US$	677	US$	73,923	US$	74,600	US$	622	US$	68,356	US$	68,978
31–60		—		10,628		10,628		—		1,580		1,580
61–90		—		435		435		—		4,865		4,865
91–120		200		4,258		4,458		187		4,048		4,235
	US$	877	US$	89,244	US$	90,121	US$	809	US$	78,849	US$	79,658

Schedule of movement in the allowance for doubtful accounts

Balance as of December 31, 2021	US$	(615)
Write-offs		1,478
Increase in allowance		(1,672)
Balance as of December 31, 2022		(809)
Write-offs		1,262
Increase in allowance		(1,330)
Balance as of December 31, 2023	US$	(877)